SCHEDULE OF RESTATEMENTS OF OPERATIONS (Details) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Research and Development		$ 25,750			$ 39,250			$ 110,250	$ 339,350	$ 363,350	$ 797,112
Loss from Investment in Iveda Phils JV											(180,000)
Net Loss		$ (221,304)	$ (564,249)	$ (793,672)	$ (581,373)	$ (598,981)	$ (1,289,596)	$ (1,579,225)	$ (2,469,950)	$ (3,980,820)	$ (4,142,666)
Earnings Per Share, Diluted		$ (0.07)			$ (0.27)			$ (0.54)	$ (1.20)	$ (1.81)	$ (2.07)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Research and Development											$ 4,500
Loss from Investment in Iveda Phils JV
Eliminate JV G&A recorded 2023											162,686
Eliminate JV Interest Income recorded 2023											(11)
Eliminate Loss attributable to non-controlled interest											(97,605)
Net Loss											$ (3,235,124)
Earnings Per Share, Diluted											$ 0.20
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Research and Development											$ 792,612
Loss from Investment in Iveda Phils JV											180,000
Eliminate JV G&A recorded 2023											(162,686)
Eliminate JV Interest Income recorded 2023											11
Eliminate Loss attributable to non-controlled interest											97,605
Net Loss											(907,542)
Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Research and Development											797,112
Loss from Investment in Iveda Phils JV											180,000
Eliminate JV G&A recorded 2023
Eliminate JV Interest Income recorded 2023
Eliminate Loss attributable to non-controlled interest
Net Loss											$ (4,142,666)
Earnings Per Share, Diluted	[1]										$ 2.07

[1]	Restated per share amount reflects a reverse stock split of the outstanding shares of our Common Stock at a ratio of 1-for-8 effected on September 17, 2024.